Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.43%
Communication services: 8.88%
Diversified telecommunication services: 0.69%
AT&T, Inc.	105,385	$2,028,661
Verizon Communications, Inc.	6,926	280,642
		2,309,303
Entertainment: 1.25%
Netflix, Inc.†	4,676	2,938,165
Spotify Technology SA†	2,572	884,614
Walt Disney Co.	3,551	332,693
		4,155,472
Interactive media & services: 6.39%
Alphabet, Inc. Class A	36,132	6,198,083
Alphabet, Inc. Class C	39,293	6,803,583
Meta Platforms, Inc. Class A	16,204	7,694,145
Pinterest, Inc. Class A†	7,310	233,555
TripAdvisor, Inc.†	17,743	312,809
		21,242,175
Media: 0.55%
Comcast Corp. Class A	44,331	1,829,540
Consumer discretionary: 9.62%
Automobiles: 1.67%
Ford Motor Co.	78,012	844,090
General Motors Co.	20,915	926,953
Tesla, Inc.†	16,357	3,795,969
		5,567,012
Broadline retail: 3.98%
Amazon.com, Inc.†	63,340	11,843,313
eBay, Inc.	25,101	1,395,867
		13,239,180
Diversified consumer services: 0.08%
Duolingo, Inc.†	1,513	260,145
Hotels, restaurants & leisure: 1.30%
Airbnb, Inc. Class A†	4,219	588,804
Booking Holdings, Inc.	91	338,066
Expedia Group, Inc.†	7,232	923,309
McDonald’s Corp.	7,422	1,969,799
Wynn Resorts Ltd.	6,062	502,055
		4,322,033
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Household durables: 0.54%
Lennar Corp. Class A	3,415	$604,216
PulteGroup, Inc.	9,183	1,212,156
		1,816,372
Specialty retail: 1.41%
Dick’s Sporting Goods, Inc.	2,709	586,092
Home Depot, Inc.	8,583	3,159,917
TJX Cos., Inc.	8,259	933,432
		4,679,441
Textiles, apparel & luxury goods: 0.64%
Crocs, Inc.†	5,874	789,289
Deckers Outdoor Corp.†	550	507,447
lululemon athletica, Inc.†	706	182,614
NIKE, Inc. Class B	8,515	637,433
		2,116,783
Consumer staples: 5.66%
Beverages: 0.88%
Coca-Cola Co.	16,128	1,076,383
Monster Beverage Corp.†	6,521	335,505
PepsiCo, Inc.	8,756	1,511,899
		2,923,787
Consumer staples distribution & retail: 2.43%
Costco Wholesale Corp.	3,912	3,215,664
Sysco Corp.	8,739	669,844
Target Corp.	8,746	1,315,486
Walmart, Inc.	42,131	2,891,872
		8,092,866
Food products: 0.34%
Archer-Daniels-Midland Co.	11,192	694,016
Bunge Global SA	4,159	437,651
		1,131,667
Household products: 1.38%
Colgate-Palmolive Co.	20,295	2,013,061
Kimberly-Clark Corp.	8,264	1,116,053
Procter & Gamble Co.	9,097	1,462,434
		4,591,548
Tobacco: 0.63%
Altria Group, Inc.	21,582	1,057,734
Philip Morris International, Inc.	8,849	1,019,051
		2,076,785
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Energy: 3.63%
Energy equipment & services: 0.19%
Halliburton Co.	18,075	$626,841
Oil, gas & consumable fuels: 3.44%
APA Corp.	22,934	715,311
Cheniere Energy, Inc.	1,741	317,976
Chevron Corp.	10,468	1,679,800
EOG Resources, Inc.	14,748	1,870,046
Exxon Mobil Corp.	28,252	3,350,405
HF Sinclair Corp.	4,886	251,482
Marathon Petroleum Corp.	8,079	1,430,145
Valero Energy Corp.	11,297	1,826,951
		11,442,116
Financials: 13.50%
Banks: 3.34%
Bank of America Corp.	27,523	1,109,452
Citigroup, Inc.	21,463	1,392,519
East West Bancorp, Inc.	9,573	841,371
JPMorgan Chase & Co.	23,165	4,929,512
M&T Bank Corp.	2,213	381,012
Wells Fargo & Co.	41,622	2,469,850
		11,123,716
Capital markets: 3.06%
Ameriprise Financial, Inc.	3,648	1,568,895
Bank of New York Mellon Corp.	14,839	965,574
BlackRock, Inc.	1,159	1,015,863
CME Group, Inc.	2,174	421,126
Coinbase Global, Inc. Class A†	3,310	742,632
Goldman Sachs Group, Inc.	4,765	2,425,528
Interactive Brokers Group, Inc. Class A	10,683	1,274,161
Jefferies Financial Group, Inc.	16,223	948,559
S&P Global, Inc.	641	310,712
Stifel Financial Corp.	5,652	501,163
		10,174,213
Consumer finance: 0.77%
American Express Co.	2,075	525,058
Capital One Financial Corp.	8,580	1,299,012
Synchrony Financial	14,704	746,816
		2,570,886
Financial services: 4.20%
Apollo Global Management, Inc.	11,878	1,488,432
Berkshire Hathaway, Inc. Class B†	10,483	4,596,795
Corebridge Financial, Inc.	12,294	363,288
Corpay, Inc.†	600	175,092
Euronet Worldwide, Inc.†	3,062	312,293
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Financial services(continued)
Mastercard, Inc. Class A	3,758	$1,742,622
PayPal Holdings, Inc.†	11,297	743,117
Visa, Inc. Class A	13,953	3,706,894
Voya Financial, Inc.	6,706	487,727
WEX, Inc.†	1,866	342,318
		13,958,578
Insurance: 2.13%
Arch Capital Group Ltd.†	6,151	589,143
Cincinnati Financial Corp.	3,622	473,106
Everest Group Ltd.	1,224	480,873
Hartford Financial Services Group, Inc.	7,164	794,631
MetLife, Inc.	12,564	965,543
Progressive Corp.	6,962	1,490,703
Reinsurance Group of America, Inc.	8,527	1,922,242
Unum Group	6,334	364,395
		7,080,636
Health care: 12.01%
Biotechnology: 2.77%
AbbVie, Inc.	13,333	2,470,871
Amgen, Inc.	1,126	374,361
Exelixis, Inc.†	33,636	788,764
Gilead Sciences, Inc.	6,731	511,960
Incyte Corp.†	6,604	429,722
Regeneron Pharmaceuticals, Inc.†	1,520	1,640,369
United Therapeutics Corp.†	4,437	1,390,068
Vertex Pharmaceuticals, Inc.†	3,226	1,599,193
		9,205,308
Health care equipment & supplies: 2.19%
Abbott Laboratories	12,280	1,300,943
Boston Scientific Corp.†	12,147	897,420
Edwards Lifesciences Corp.†	14,171	893,482
Intuitive Surgical, Inc.†	5,234	2,327,089
Stryker Corp.	2,626	859,884
Zimmer Biomet Holdings, Inc.	8,998	1,001,927
		7,280,745
Health care providers & services: 3.00%
Cardinal Health, Inc.	4,090	412,395
Cencora, Inc.	2,934	697,940
Centene Corp.†	24,027	1,848,157
CVS Health Corp.	21,822	1,316,521
Elevance Health, Inc.	1,379	733,669
McKesson Corp.	2,162	1,333,997
Tenet Healthcare Corp.†	4,953	741,464
UnitedHealth Group, Inc.	5,036	2,901,542
		9,985,685
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Health care technology: 0.30%
Doximity, Inc. Class A†	10,369	$290,332
Veeva Systems, Inc. Class A†	3,735	716,858
		1,007,190
Life sciences tools & services: 0.34%
Medpace Holdings, Inc.†	572	218,801
Thermo Fisher Scientific, Inc.	1,484	910,197
		1,128,998
Pharmaceuticals: 3.41%
Bristol-Myers Squibb Co.	15,311	728,191
Eli Lilly & Co.	5,238	4,212,766
Johnson & Johnson	10,388	1,639,746
Merck & Co., Inc.	15,169	1,716,069
Organon & Co.	16,422	358,985
Pfizer, Inc.	51,024	1,558,273
Zoetis, Inc.	6,188	1,114,088
		11,328,118
Industrials: 8.63%
Aerospace & defense: 1.97%
General Dynamics Corp.	2,806	838,180
General Electric Co.	3,393	577,489
Howmet Aerospace, Inc.	12,224	1,169,837
Lockheed Martin Corp.	3,126	1,694,042
Northrop Grumman Corp.	1,509	730,839
Textron, Inc.	16,434	1,526,718
		6,537,105
Air freight & logistics: 0.25%
FedEx Corp.	2,722	822,724
Building products: 0.65%
Carrier Global Corp.	5,699	388,159
Owens Corning	9,472	1,765,391
		2,153,550
Commercial services & supplies: 0.20%
Waste Management, Inc.	3,211	650,741
Construction & engineering: 0.77%
EMCOR Group, Inc.	4,347	1,632,038
Quanta Services, Inc.	3,493	926,972
		2,559,010
Electrical equipment: 0.95%
Acuity Brands, Inc.	4,730	1,188,885
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Electrical equipment(continued)
Emerson Electric Co.	10,041	$1,175,902
Vertiv Holdings Co.	10,188	801,796
		3,166,583
Ground transportation: 0.23%
CSX Corp.	21,972	771,217
Machinery: 2.14%
AGCO Corp.	4,787	451,988
Allison Transmission Holdings, Inc.	19,391	1,717,849
Caterpillar, Inc.	4,486	1,553,053
Cummins, Inc.	966	281,879
PACCAR, Inc.	16,732	1,650,779
Parker-Hannifin Corp.	2,629	1,475,290
		7,130,838
Passenger airlines: 0.37%
United Airlines Holdings, Inc.†	27,442	1,246,416
Professional services: 0.75%
Automatic Data Processing, Inc.	4,886	1,283,161
CACI International, Inc. Class A†	1,205	556,084
Paycom Software, Inc.	3,846	641,474
		2,480,719
Trading companies & distributors: 0.35%
WESCO International, Inc.	2,906	508,405
WW Grainger, Inc.	685	669,115
		1,177,520
Information technology: 28.80%
Communications equipment: 1.28%
Arista Networks, Inc.†	5,787	2,005,485
Cisco Systems, Inc.	40,103	1,942,990
F5, Inc.†	1,534	312,384
		4,260,859
Electronic equipment, instruments & components: 0.39%
Jabil, Inc.	6,203	698,892
TD SYNNEX Corp.	5,073	604,550
		1,303,442
IT services: 0.72%
Accenture PLC Class A	3,587	1,185,934
Amdocs Ltd.	2,432	212,727
EPAM Systems, Inc.†	1,165	250,627
Okta, Inc.†	8,015	752,929
		2,402,217
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 10.09%
Advanced Micro Devices, Inc.†	9,628	$1,391,053
Applied Materials, Inc.	11,782	2,500,140
Broadcom, Inc.	36,616	5,883,459
Enphase Energy, Inc.†	4,131	475,519
KLA Corp.	2,760	2,271,673
Lam Research Corp.	904	832,801
NVIDIA Corp.	150,473	17,608,351
QUALCOMM, Inc.	14,367	2,599,709
		33,562,705
Software: 10.17%
Adobe, Inc.†	3,531	1,947,876
AppLovin Corp. Class A†	3,611	278,408
Autodesk, Inc.†	1,362	337,122
Cadence Design Systems, Inc.†	898	240,359
Datadog, Inc. Class A†	5,933	690,838
Fortinet, Inc.†	25,736	1,493,717
Intuit, Inc.	457	295,839
Manhattan Associates, Inc.†	1,421	362,895
Microsoft Corp.	48,513	20,295,414
Nutanix, Inc. Class A†	7,321	369,784
Oracle Corp.	4,724	658,762
Palantir Technologies, Inc. Class A†	13,389	360,030
Salesforce, Inc.	10,984	2,842,659
ServiceNow, Inc.†	2,780	2,264,004
Synopsys, Inc.†	1,827	1,020,051
Zoom Video Communications, Inc. Class A†	6,100	368,440
		33,826,198
Technology hardware, storage & peripherals: 6.15%
Apple, Inc.	92,039	20,440,021
Materials: 1.85%
Chemicals: 0.36%
CF Industries Holdings, Inc.	7,872	601,342
Linde PLC	1,344	609,504
		1,210,846
Construction materials: 0.46%
CRH PLC	8,140	697,598
Eagle Materials, Inc.	3,025	823,707
		1,521,305
Metals & mining: 1.03%
Cleveland-Cliffs, Inc.†	17,653	270,974
Freeport-McMoRan, Inc.	18,263	829,323
Nucor Corp.	1,958	319,036
Reliance, Inc.	3,175	966,978
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Metals & mining(continued)
Royal Gold, Inc.	3,882	$536,182
Steel Dynamics, Inc.	3,763	501,307
		3,423,800
Real estate: 2.66%
Hotel & resort REITs: 0.33%
Host Hotels & Resorts, Inc.	44,971	787,442
Ryman Hospitality Properties, Inc.	3,205	322,135
		1,109,577
Industrial REITs : 0.58%
Prologis, Inc.	15,371	1,937,514
Real estate management & development: 0.12%
Jones Lang LaSalle, Inc.†	1,543	387,139
Retail REITs : 0.48%
Simon Property Group, Inc.	10,284	1,577,977
Specialized REITs : 1.15%
Gaming & Leisure Properties, Inc.	19,299	968,810
Public Storage	5,101	1,509,488
VICI Properties, Inc.	43,528	1,360,685
		3,838,983
Utilities: 2.19%
Electric utilities: 1.55%
American Electric Power Co., Inc.	6,976	684,485
Duke Energy Corp.	11,047	1,207,106
Evergy, Inc.	5,791	335,878
NextEra Energy, Inc.	32,034	2,447,077
PPL Corp.	16,141	479,711
		5,154,257
Independent power and renewable electricity producers: 0.18%
Clearway Energy, Inc. Class C	15,642	417,328
Vistra Corp.	2,113	167,392
		584,720
Multi-utilities: 0.46%
Consolidated Edison, Inc.	2,039	198,843
Public Service Enterprise Group, Inc.	16,815	1,341,333
		1,540,176
Total common stocks (Cost $196,005,913)		324,045,298
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.38%
Investment companies: 2.38%
Allspring Government Money Market Fund Select Class♠∞		5.25%	7,901,619	$7,901,619
Total short-term investments (Cost $7,901,619)				7,901,619
Total investments in securities (Cost $203,907,532)	99.81%			331,946,917
Other assets and liabilities, net	0.19			640,328
Total net assets	100.00%			$332,587,245

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,850,958	$22,747,157	$(19,696,496)	$0	$0	$7,901,619	7,901,619	$71,953
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	27	9-20-2024	$7,423,741	$7,503,300	$79,559	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 9

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$29,536,490	$0	$0	$29,536,490
Consumer discretionary	32,000,966	0	0	32,000,966
Consumer staples	18,816,653	0	0	18,816,653
Energy	12,068,957	0	0	12,068,957
Financials	44,908,029	0	0	44,908,029
Health care	39,936,044	0	0	39,936,044
Industrials	28,696,423	0	0	28,696,423
Information technology	95,795,442	0	0	95,795,442
Materials	6,155,951	0	0	6,155,951
Real estate	8,851,190	0	0	8,851,190
Utilities	7,279,153	0	0	7,279,153
Short-term investments
Investment companies	7,901,619	0	0	7,901,619
	331,946,917	0	0	331,946,917
Futures contracts	79,559	0	0	79,559
Total assets	$332,026,476	$0	$0	$332,026,476
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of July 31, 2024, $413,000 was segregated as cash collateral for these open futures contracts.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined Large Cap Portfolio | 11